FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Narrative [Line Items]
Amount contractually payable	£ 10,558	£ 11,503
Difference between balance sheet carrying value and amount contractually payable	4,021	4,675
Cumulative increase in fair value measurement, liabilities	195
The Group
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Narrative [Line Items]
Financial liabilities at fair value through profit or loss	6,537	6,831
Fair value losses before tax	86	75	£ 419
Debt securities in issue designated at fair value through profit or loss	6,537	6,828
The Group | 1 year or over original maturity
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Narrative [Line Items]
Financial liabilities at fair value through profit or loss	6,258	6,682
The Bank
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Narrative [Line Items]
Financial liabilities at fair value through profit or loss	9,821	7,907
Fair value losses before tax	86	75	£ 419
Debt securities in issue designated at fair value through profit or loss	9,821	7,905
The Bank | Debt securities
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Narrative [Line Items]
Debt securities in issue designated at fair value through profit or loss	3,317	1,122
The Bank | 1 year or over original maturity
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Narrative [Line Items]
Financial liabilities at fair value through profit or loss	£ 9,543	£ 7,758